Right-of-Use Asset - Schedule of Right-of-Use Asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Right-of-Use Assets [Line Items]
Opening balance	R$ 280,093	R$ 233,836
New contracts	23,837	28,108
Merger of subsidiary’s assets		41,817
Adjustments	(14,786)	35,800
Write-off	(1,267)	(2,627)
(-) Amortization	(51,943)	(56,746)
Translation effects	(390)	(95)
Total cost	524,582
Cumulative depreciation	(289,038)
Book balance, net	235,544	280,093
Land – Farms [Member]
Schedule of Right-of-Use Assets [Line Items]
Opening balance	257,592	222,614
New contracts	17,724	7,864
Merger of subsidiary’s assets		41,817
Adjustments	(14,845)	35,800
Write-off	(677)	(791)
(-) Amortization	(44,505)	(49,610)
Translation effects	(358)	(102)
Total cost	475,918
Cumulative depreciation	(260,987)
Book balance, net	214,931	257,592
Buildings and improvements [Member]
Schedule of Right-of-Use Assets [Line Items]
Opening balance	5,271	1,046
New contracts	151	5,056
Merger of subsidiary’s assets
Adjustments
Write-off	(141)
(-) Amortization	(938)	(830)
Translation effects	(7)	(1)
Total cost	8,301
Cumulative depreciation	(3,965)
Book balance, net	4,336	5,271
Vehicles and agricultural machinery [Member]
Schedule of Right-of-Use Assets [Line Items]
Opening balance	17,230	10,176
New contracts	5,962	15,188
Merger of subsidiary’s assets
Adjustments	59
Write-off	(449)	(1,836)
(-) Amortization	(6,500)	(6,306)
Translation effects	(25)	8
Total cost	40,363
Cumulative depreciation	(24,086)
Book balance, net	R$ 16,277	R$ 17,230